Non-financial Assets and Liabilities - Schedule of Movements Related to Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Deferred Tax Assets And Liabilities [Line Items]
Beginning balance	$ 11,124	$ 20,079
Charged/(credited) to:
- profit or loss	(9,415)	(8,955)
- directly to equity	(979)
Ending balance	730	11,124
Tax losses (DTA)
Deferred Tax Assets And Liabilities [Line Items]
Beginning balance	(61,742)	(55,904)
Charged/(credited) to:
- profit or loss	(10,727)	(5,838)
- directly to equity	(430)
Ending balance	(72,899)	(61,742)
Other Temporary Differences (DTA)
Deferred Tax Assets And Liabilities [Line Items]
Beginning balance	(3,687)	(669)
Charged/(credited) to:
- profit or loss	(1,960)	(3,018)
- directly to equity	(549)
Ending balance	(6,196)	(3,687)
Intangible Assets (DTL)
Deferred Tax Assets And Liabilities [Line Items]
Beginning balance	76,553	76,652
Charged/(credited) to:
- profit or loss	3,272	(99)
Ending balance	$ 79,825	$ 76,553